Nature of Business	12 Months Ended
Aug. 31, 2021
Nature of Business
1. Nature of Business

1. Nature of Business

Lexaria Bioscience Corp. (“Lexaria”, “we”, “our” or the “Company”) is a biotechnology company pursuing the enhancement of the bioavailability of a diverse and broad range of active pharmaceutical ingredients (“API”) using our proprietary DehydraTECH drug delivery technology.

Revenues are received from licensing the Company’s patented technology to partners who pay either a license fee to use DehydraTECH in the manufacturing of their own products or purchase DehydraTECH manufactured products made to their specifications by Lexaria. The Company has relationships with several consumer products companies in the CBD and nutraceuticals spaces that use Lexaria’s technology in consumer goods being sold online and at retailers in the US and Canada.

Going Concern Consideration

The Company’s consolidated financial statements included herein have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and in accordance with accounting principles generally accepted in the United States (“US GAAP”) applicable to a going concern which assumes the Company will have sufficient funds to pay it operational, research and development and capital expenditures for a period of at least 12 months from the date this financial report.

Since inception, the Company has incurred significant operating and net losses. The losses attributable to common shareholders were $4.2m, $4.1m and $4.2m for the years ended August 31, 2021, 2020 and 2019, respectively. As of August 31, 2021, we had an accumulated deficit of $31.8m. We expect to continue to incur significant operational expenses and net losses in the upcoming 12 months. Our net losses may fluctuate significantly from quarter to quarter and year to year, depending on the stage and complexity of our R&D studies and related expenditures, the receipt of additional payments on the licencing of our technology, if any, and the receipt of payments under any current or future collaborations we may enter into.

On January 12, 2021, the Company closed an underwritten public offering for net proceeds of $9,471,497. In the fourth quarter of the year ended August 31, 2021, the Company received $4,015,043 from the exercise of warrants. We may offer additional securities for sale during our fiscal year 2022 or thereafter in response to market conditions or other circumstances if we believe such a plan of financing is required to advance the Company’s business plans and is in the best interests of our stockholders.

The Company has evaluated whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern. As of August 31, 2021, the Company had cash and cash equivalents of approximately $10.9m, carries no debt. We believe this is sufficient to enable the Company to fund its operating and R&D expenses and any capital expenditure requirements through one year from the issuance date of the audited consolidated financial statements.

Impacts of COVID-19 Pandemic

The emergence of the COVID-19 pandemic in 2020 continues to present uncertainty and unforecastable new risks to the Company and its business plans. As of August 31, 2021, there has been no material impact on the Company’s financial position as a direct result of the pandemic. However, the Company has experienced some supply chain disruptions and shortages in the timely procurement of ingredients and supplies used in both our R&D activities and production. Management views this situation as transitory but cannot predict the length of time it may take for these disruptions to dissipate or if there will be a significant economic effect on the Company’s operations. In the interim, it may cause delays in carrying out our research studies and in our production schedules.

Restrictions on international travel presents a challenge in carrying out normal business activities related to corporate finance efforts and the pursuit of new customers throughout North America who might otherwise access to our licensees’ retail products. As a result, the pandemic has increased the risk of lower revenues and higher losses.

During the year ended August 31, 2020, we were in receipt of C$30,732 in COVID relief under the Canada Emergency Wage Subsidy programs for employees which reduced our employment costs in that year. During fiscal 2020 we also received C$40,000 from the Canadian Government sponsored Emergency Business Account loan program. As specified by the terms of this program, we have repaid C$30,000 of the loan in fiscal 2021. The remaining $7,926 (C$10,000) of the loan payable is anticipated to be forgiven as directed under this program in the year ended August 31, 2022.

We continue to actively monitor the evolving effects of COVID-19 and may take further actions that alter our operations, including those that may be required by federal, state, provincial, or local authorities, or that we determine are in the best interests of our employees and other third parties with which we do business. We do not know when it will become practical to relax or eliminate some or all these measures entirely. The economic effect of a prolonged pandemic is difficult to predict and could result in material financial impact in the Company’s future reporting periods.